INVESTMENTS IN EQUITY METHOD INVESTEES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
The Group's proportionate share of equity in the net assets of equity investees	$ 5	$ 8
Less: Accumulated impairment losses recognized	(5)	(8)
Investments in equity investees reported in the consolidated balance sheet	$ 0	$ 0